Property and Equipment	12 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 4 — Property and Equipment:

Property and equipment was comprised of the following:

	June 30,
	2015	2014
	Amount	Amount
Leasehold Improvements	$8,290	$—
Computers, machinery & equipment	3,194,943	3,388,809
Furniture and fixtures	122,350	397,770
Transportation equipment	40,438	40,438
Property held under capital leases	56,013	111,495
	3,422,034	3,938,512
Less: accumulated depreciation and amortization	(3,227,874)	(3,684,056)
Total	$194,160	$254,456

Depreciation expense was $74,466 and $94,344 in 2015 and 2014, respectively.